Income Tax Expense - Schedule of Average Effective Tax Rate Gravity Game Vision Ltd (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expenses	₩ 36,717	₩ 26,824	₩ 33,421
Profit before income tax	₩ 168,699	₩ 109,882	₩ 99,301
Effective tax rate	22.00%	24.00%	34.00%
Gravity Game Vision Limited.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expenses	₩ 3,396
Profit before income tax	₩ 26,943
Effective tax rate	12.60%